Trade and other receivables (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of trade receivables by maturity date
Total		R$ 142,407	R$ 86,009
Gross amount
Disclosure of trade receivables by maturity date
Total		150,705	92,096
Current | Gross amount
Disclosure of trade receivables by maturity date
Total		50,728	31,087
1–30 | Gross amount
Disclosure of trade receivables by maturity date
Total		7,295	7,774
31–60 | Gross amount
Disclosure of trade receivables by maturity date
Total		2,555	1,043
61–90 | Gross amount
Disclosure of trade receivables by maturity date
Total		1,466	853
91–120 | Gross amount
Disclosure of trade receivables by maturity date
Total		1,337	757
121–150 | Gross amount
Disclosure of trade receivables by maturity date
Total		1,018	735
>150 | Gross amount
Disclosure of trade receivables by maturity date
Total		7,857	5,523
Unbilled services | Gross amount
Disclosure of trade receivables by maturity date
Total	[1]	R$ 78,449	R$ 44,324

[1]	Revenue recognition in the industry of mobile, fixed and internet communication platform services involves complex billing systems, with processing of large volumes of data and with price variations from the different plans. Additionally, in this context, the Company's revenues are recognized monthly, with the invoiced portion and the unbilled portion, arising from services provided between the billing date and the end of each month, being identified, processed and recognized within the month in which the service has been provided. Thus, "revenues to be billed" - recorded in the accounts each month, are calculated based on the proportion of services performed up to the date of presentation of the financial information.